Income Taxes - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Examination [Line Items]
CAMT credit carryforward	$ 200	$ 111
State
Income Tax Examination [Line Items]
Net operating loss carryforwards	$ 246	$ 251